Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000218791
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Beta ETF
Trading Symbol	TDSB
Security Exchange Name	NASDAQ
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Beta ETF	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,623,452
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 426,500
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$49,623,452
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$426,500
Portfolio Turnover Rate	136%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Specialty	8.6%
Commodity	24.3%
Equity	31.0%
Fixed Income	35.8%

Top 10 Holdings (% of net assets)

Table Summary
Goldman Sachs Physical Gold ETF	12.7%
Pimco Commodity Strategy Active ETF	11.6%
Invesco Nasdaq 100 ETF	11.2%
State Street Utilities Select Sector SPDR ETF	10.1%
State Street Health Care Select Sector SPDR ETF	9.7%
Vanguard Intermediate-Term Bond ETF	9.0%
iShares 7-10 Year Treasury Bond ETF	9.0%
Vanguard Long-Term Bond ETF	8.9%
iShares 3-7 Year Treasury Bond ETF	8.9%
Invesco DB US Dollar Index Bullish Fund	8.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.
C000218792
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Drawdown 10 ETF
Trading Symbol	TDSC
Security Exchange Name	NASDAQ
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Drawdown 10 ETF	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 102,420,896
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 882,278
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$102,420,896
Number of Portfolio Holdings	10
Total Advisory Fee Paid	$882,278
Portfolio Turnover Rate	185%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Commodity	10.3%
Fixed Income	13.3%
Equity	76.2%

Top 10 Holdings (% of net assets)

Table Summary
Invesco Nasdaq 100 ETF	15.5%
iShares 7-10 Year Treasury Bond ETF	13.3%
State Street Health Care Select Sector SPDR ETF	13.1%
State Street Energy Select Sector SPDR ETF	12.2%
State Street Technology Select Sector SPDR ETF	10.6%
Goldman Sachs Physical Gold ETF	10.3%
State Street Utilities Select Sector SPDR ETF	9.6%
Vanguard High Dividend Yield ETF	5.1%
iShares Select Dividend ETF	5.1%
Vanguard Mega Cap ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.
C000227938
Shareholder Report [Line Items]
Fund Name	ETC Cabana Target Leading Sector Moderate ETF
Trading Symbol	CLSM
Security Exchange Name	NASDAQ
Additional Information Phone Number	866-239-9536
Additional Information Website	https://www.cabanaetfs.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC Cabana Target Leading Sector Moderate ETF	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jul. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 92,899,006
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 748,885
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$92,899,006
Number of Portfolio Holdings	4
Total Advisory Fee Paid	$748,885
Portfolio Turnover Rate	417%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Commodity	9.1%
Equity	90.8%

Top 10 Holdings (% of net assets)

Table Summary
State Street Technology Select Sector SPDR ETF	30.8%
Invesco Nasdaq 100 ETF	30.4%
State Street Consumer Staples Select Sector SPDR ETF	29.6%
Goldman Sachs Physical Gold ETF	9.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended April 30, 2026.